TAXES ON INCOME (Loss from Continuing Operations Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ (1,307)	$ (7,598)	$ (7,843)
Foreign	1,043	1,209	1,107
Loss before taxes	$ (264)	$ (6,389)	$ (6,736)